February 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:       Renaissance Capital Greenwich Funds – (the “Registrant”)

File Nos. 333-21311 and 811-08049

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 85 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 23, 2026 (Accession Number:   0001580642-25-000425).

If there are any questions concerning this filing, please call me directly at (203) 622-2978.

Sincerely,

/s/ Williams K. Smith

William K. Smith, President, Treasurer, Principal

Executive Office and Principal Financial Officer